EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS	EQUITY INVESTMENTS
Equity Method Investments
Huansheng Photovoltaic (Jiangsu) Co., Ltd (“HSPV”)
In March 2016, SunPower entered into an agreement with Dongfang Electric Corporation and TZE. to form Huansheng Photovoltaic (Jiangsu) Co., Ltd., a jointly owned solar cell manufacturing facility to manufacture our Performance line modules in China. The joint venture is based in Yixing City in Jiangsu Province, China. In March 2016, we made an initial $9.2 million investment for a 15% equity ownership interest in the joint venture, which was accounted for under the cost method. In February 2017, we invested an additional $9.0 million which included an investment of $7.7 million and reinvested dividends of $1.3 million, bringing our equity ownership to 20% of the joint venture. In February and April 2018, we invested an additional $6.3 million and $6.3 million (net of $0.7 million of dividends reinvested), respectively, maintaining our equity ownership at 20% of the joint venture. In September 2021, TZE made a capital injection of RMB270.0 million (equivalent to $41.6 million) to HSPV to facilitate the capacity expansion of HSPV. The Company did not make a proportionate injection based on its equity interest in HSPV which resulted in a dilution of the Company's equity ownership from 20.0% to 16.3%. During fiscal year 2024, we disposed our equity interest in HSPV to Zhonghuan Hong Kong Holding Limited, a subsidiary of TZE for a consideration of $24.0 million. Consequently, we recognized a gain on disposal of $24.1 million, including the recycling of other comprehensive income to profit or loss.
For the fiscal years 2023 and 2022, the equity method investment held by the Company in our former joint venture entity have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. The summarized financial information as of December 31, 2023 and for the fiscal years ended 2023 and 2022 is as follows:

As of
(In thousands)	December 31, 2023
Current assets	$924,110
Non-current assets	711,499
Current liabilities	361,072
Non-current liabilities	667,617
Non-controlling interest	615,395

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023
Revenue	$1,637,862	$1,619,358
Gross profit (loss)	1,433	(40,099)
Loss from operations	(135,799)	(177,283)
Net loss	(136,433)	(159,888)
Net loss attributable to HSPV	(33,708)	(62,820)
Related-party transactions with HSPV are as follows:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Accounts payable	$261	$9,920
Liabilities classified as held for sale	15,401	—

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Payments made to investee for products/services	$70,613	$226,118	$331,004
Huaxia CPV (Inner Mongolia) Power Co., Ltd. (“CCPV”)
In December 2012, SunPower entered into an agreement with TZE, Inner Mongolia Power Group Co. Ltd. and Hohhot Jinqiao City Development Company Co., Ltd. to form CCPV, a jointly owned entity to manufacture and deploy our low-concentration PV (“LCPV”) concentrator technology in Inner Mongolia and other regions in China. CCPV is based in Hohhot, Inner Mongolia. The establishment of the entity was subject to approval of the PRC government, which was received in the fourth quarter of fiscal year 2013. In December 2013, we made a $16.4 million equity investment in CCPV, for a 25% equity ownership.
We have concluded that we are not the primary beneficiary of CCPV because, although we are obligated to absorb losses and have the right to receive benefits, we alone do not have the power to direct the activities of CCPV that most significantly impact its economic performance. We account for our investment in CCPV using the equity method because we are able to exercise significant influence over CCPV due to our board position. Due to changes in certain facts and circumstances, in fiscal year 2017, we impaired the entire amount of this investment. CCPV has initiated liquidation process in fiscal year 2023 and the Company has filed its claim towards its receivables that has been fully impaired. In January 2025, the Company received proceeds of RMB 8.0 million (equivalent to US$1.1 million) as part of the initial allocation from the liquidation of CCPV’s assets.
Equity Investments without Readily Determinable Fair Value
Deca Technologies, Inc.
In September 2010, SunPower entered into an agreement to purchase preferred shares of Deca Technologies, Inc., a subsidiary of Cypress Semiconductor, that commercializes a proprietary electronic system interconnect technology. The investment was intended to monetize our intellectual property and capabilities in an adjacent field and potential co-development opportunities in the future. Pursuant to the share purchase agreement, we are entitled to certain liquidation and conversion rights of holders of such preferred shares. Concurrent with the purchase agreement, we also entered into a lease and facility service agreement and license agreement. During fiscal year 2020, in connection with an equity transaction with a third-party investor, the Company agreed to give up the liquidation and conversion rights in exchange for two transactions which increased the equity ownership to 8%, together with a cash dividend of $2.5 million representing a return of capital. In addition, we recorded a gain of $1.3 million related to an increase in the fair value of our investment, based on observable market transactions with the third-party investor. The gain is presented within “Other, net” on our Consolidated Statements of Operations. As of December 31, 2024 and December 31, 2023, our total equity investment in Deca Technologies, Inc. was $4.0 million.
Our equity investments consist of equity method investments and equity investments without readily determinable fair value. The below table represents the Company maximum exposure to loss of the equity investments where the Company is not the primary beneficiary.

	As of
(In thousands)	December 31, 2024	December 31, 2023
Equity method investment	$—	$—
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$4,000	$4,000
Variable Interest Entities
A VIE is an entity that has either (i) insufficient equity to permit the entity to finance its activities without additional subordinated financial support, or (ii) equity investors who lack the characteristics of a controlling financial interest. Under ASC 810, Consolidation, an entity that holds a variable interest in a VIE and meets certain requirements would be considered to be the primary beneficiary of the VIE and is required to consolidate the VIE in its consolidated financial statements. In order to be considered the primary beneficiary of a VIE, an entity must hold a variable interest in the VIE and have both:
•The power to direct the activities that most significantly impact the economic performance of the VIE; and
•The right to receive benefits from, or the obligation to absorb losses of the VIE that could be potentially significant to the VIE.
We follow guidance on the consolidation of VIEs that requires companies to utilize a qualitative approach to determine whether it is the primary beneficiary of a VIE. The process for identifying the primary beneficiary of a VIE requires consideration of the factors that indicate a party has the power to direct activities that most significantly impact the investees' economic performance, including powers granted to the investees' governing board and, to a certain extent, a company's economic interest in the investee. We analyze our investments in VIEs and classify them as either:
•A VIE that must be consolidated because we are the primary beneficiary or the investee is not a VIE and we hold the majority voting interest with no significant participative rights available to the other partners; or
•A VIE that does not require consolidation because we are not the primary beneficiary or the investee is not a VIE and we do not hold the majority voting interest.
As part of the above analysis, if it is determined that we have the power to direct the activities that most significantly impact the investees' economic performance, we consider whether or not we have the obligation to absorb losses or rights to receive benefits of the VIE that could potentially be significant to the VIE.

Consolidated VIE
To comply with local government laws in the Philippines, SPML Land, Inc. (“SPML Land”) was formed on July 20, 2006 to own land, buildings and equipment that is leased by SPML Land to SunPower Philippines Manufacturing Limited (“SPML”), which is a subsidiary of the Company. SPML owns 40% equity interest in SPML Land and certain SPML employees own the remaining 60% equity interest in SPML Land. Financing for the capital expenditure of SPML Land is provided by SPML.
Based on the relevant accounting guidance summarized above, we have concluded that we are the primary beneficiary as we have the power to direct the activities that significantly impact its economic performance and we have exposure to significant profits or losses, and as such, we consolidate the entity.
The aggregate carrying amounts of the total assets and total liabilities of SPML Land as of December 31, 2024 were $18.5 million and $3.0 million respectively and as of December 31, 2023 were $24.7 million and $4.8 million, respectively. The associated assets and liabilities of SPML Land has been reclassified to “Assets held for sale” and “Liabilities held for sale” which is included in “Prepaid expenses and other current assets” and “Accrued liabilities”, respectively on the Consolidated Balance Sheets as of December 31, 2024.

EQUITY INVESTMENTS	EQUITY INVESTMENTS
Equity Method Investments
Huansheng Photovoltaic (Jiangsu) Co., Ltd (“HSPV”)
In March 2016, SunPower entered into an agreement with Dongfang Electric Corporation and TZE. to form Huansheng Photovoltaic (Jiangsu) Co., Ltd., a jointly owned solar cell manufacturing facility to manufacture our Performance line modules in China. The joint venture is based in Yixing City in Jiangsu Province, China. In March 2016, we made an initial $9.2 million investment for a 15% equity ownership interest in the joint venture, which was accounted for under the cost method. In February 2017, we invested an additional $9.0 million which included an investment of $7.7 million and reinvested dividends of $1.3 million, bringing our equity ownership to 20% of the joint venture. In February and April 2018, we invested an additional $6.3 million and $6.3 million (net of $0.7 million of dividends reinvested), respectively, maintaining our equity ownership at 20% of the joint venture. In September 2021, TZE made a capital injection of RMB270.0 million (equivalent to $41.6 million) to HSPV to facilitate the capacity expansion of HSPV. The Company did not make a proportionate injection based on its equity interest in HSPV which resulted in a dilution of the Company's equity ownership from 20.0% to 16.3%. During fiscal year 2024, we disposed our equity interest in HSPV to Zhonghuan Hong Kong Holding Limited, a subsidiary of TZE for a consideration of $24.0 million. Consequently, we recognized a gain on disposal of $24.1 million, including the recycling of other comprehensive income to profit or loss.
For the fiscal years 2023 and 2022, the equity method investment held by the Company in our former joint venture entity have met the significance criteria as defined under Rule 4-08(g) of Regulation S-X. The summarized financial information as of December 31, 2023 and for the fiscal years ended 2023 and 2022 is as follows:

As of
(In thousands)	December 31, 2023
Current assets	$924,110
Non-current assets	711,499
Current liabilities	361,072
Non-current liabilities	667,617
Non-controlling interest	615,395

	Fiscal Year Ended
(In thousands)	December 31, 2023	January 1, 2023
Revenue	$1,637,862	$1,619,358
Gross profit (loss)	1,433	(40,099)
Loss from operations	(135,799)	(177,283)
Net loss	(136,433)	(159,888)
Net loss attributable to HSPV	(33,708)	(62,820)
Related-party transactions with HSPV are as follows:

	As of
(In thousands)	December 31, 2024	December 31, 2023
Accounts payable	$261	$9,920
Liabilities classified as held for sale	15,401	—

	Fiscal Year Ended
(In thousands)	December 31, 2024	December 31, 2023	January 1, 2023
Payments made to investee for products/services	$70,613	$226,118	$331,004
Huaxia CPV (Inner Mongolia) Power Co., Ltd. (“CCPV”)
In December 2012, SunPower entered into an agreement with TZE, Inner Mongolia Power Group Co. Ltd. and Hohhot Jinqiao City Development Company Co., Ltd. to form CCPV, a jointly owned entity to manufacture and deploy our low-concentration PV (“LCPV”) concentrator technology in Inner Mongolia and other regions in China. CCPV is based in Hohhot, Inner Mongolia. The establishment of the entity was subject to approval of the PRC government, which was received in the fourth quarter of fiscal year 2013. In December 2013, we made a $16.4 million equity investment in CCPV, for a 25% equity ownership.
We have concluded that we are not the primary beneficiary of CCPV because, although we are obligated to absorb losses and have the right to receive benefits, we alone do not have the power to direct the activities of CCPV that most significantly impact its economic performance. We account for our investment in CCPV using the equity method because we are able to exercise significant influence over CCPV due to our board position. Due to changes in certain facts and circumstances, in fiscal year 2017, we impaired the entire amount of this investment. CCPV has initiated liquidation process in fiscal year 2023 and the Company has filed its claim towards its receivables that has been fully impaired. In January 2025, the Company received proceeds of RMB 8.0 million (equivalent to US$1.1 million) as part of the initial allocation from the liquidation of CCPV’s assets.
Equity Investments without Readily Determinable Fair Value
Deca Technologies, Inc.
In September 2010, SunPower entered into an agreement to purchase preferred shares of Deca Technologies, Inc., a subsidiary of Cypress Semiconductor, that commercializes a proprietary electronic system interconnect technology. The investment was intended to monetize our intellectual property and capabilities in an adjacent field and potential co-development opportunities in the future. Pursuant to the share purchase agreement, we are entitled to certain liquidation and conversion rights of holders of such preferred shares. Concurrent with the purchase agreement, we also entered into a lease and facility service agreement and license agreement. During fiscal year 2020, in connection with an equity transaction with a third-party investor, the Company agreed to give up the liquidation and conversion rights in exchange for two transactions which increased the equity ownership to 8%, together with a cash dividend of $2.5 million representing a return of capital. In addition, we recorded a gain of $1.3 million related to an increase in the fair value of our investment, based on observable market transactions with the third-party investor. The gain is presented within “Other, net” on our Consolidated Statements of Operations. As of December 31, 2024 and December 31, 2023, our total equity investment in Deca Technologies, Inc. was $4.0 million.
Our equity investments consist of equity method investments and equity investments without readily determinable fair value. The below table represents the Company maximum exposure to loss of the equity investments where the Company is not the primary beneficiary.

	As of
(In thousands)	December 31, 2024	December 31, 2023
Equity method investment	$—	$—
Equity investments without readily determinable fair value	4,000	4,000
Total equity investments	$4,000	$4,000
Variable Interest Entities
A VIE is an entity that has either (i) insufficient equity to permit the entity to finance its activities without additional subordinated financial support, or (ii) equity investors who lack the characteristics of a controlling financial interest. Under ASC 810, Consolidation, an entity that holds a variable interest in a VIE and meets certain requirements would be considered to be the primary beneficiary of the VIE and is required to consolidate the VIE in its consolidated financial statements. In order to be considered the primary beneficiary of a VIE, an entity must hold a variable interest in the VIE and have both:
•The power to direct the activities that most significantly impact the economic performance of the VIE; and
•The right to receive benefits from, or the obligation to absorb losses of the VIE that could be potentially significant to the VIE.
We follow guidance on the consolidation of VIEs that requires companies to utilize a qualitative approach to determine whether it is the primary beneficiary of a VIE. The process for identifying the primary beneficiary of a VIE requires consideration of the factors that indicate a party has the power to direct activities that most significantly impact the investees' economic performance, including powers granted to the investees' governing board and, to a certain extent, a company's economic interest in the investee. We analyze our investments in VIEs and classify them as either:
•A VIE that must be consolidated because we are the primary beneficiary or the investee is not a VIE and we hold the majority voting interest with no significant participative rights available to the other partners; or
•A VIE that does not require consolidation because we are not the primary beneficiary or the investee is not a VIE and we do not hold the majority voting interest.
As part of the above analysis, if it is determined that we have the power to direct the activities that most significantly impact the investees' economic performance, we consider whether or not we have the obligation to absorb losses or rights to receive benefits of the VIE that could potentially be significant to the VIE.

Consolidated VIE
To comply with local government laws in the Philippines, SPML Land, Inc. (“SPML Land”) was formed on July 20, 2006 to own land, buildings and equipment that is leased by SPML Land to SunPower Philippines Manufacturing Limited (“SPML”), which is a subsidiary of the Company. SPML owns 40% equity interest in SPML Land and certain SPML employees own the remaining 60% equity interest in SPML Land. Financing for the capital expenditure of SPML Land is provided by SPML.
Based on the relevant accounting guidance summarized above, we have concluded that we are the primary beneficiary as we have the power to direct the activities that significantly impact its economic performance and we have exposure to significant profits or losses, and as such, we consolidate the entity.
The aggregate carrying amounts of the total assets and total liabilities of SPML Land as of December 31, 2024 were $18.5 million and $3.0 million respectively and as of December 31, 2023 were $24.7 million and $4.8 million, respectively. The associated assets and liabilities of SPML Land has been reclassified to “Assets held for sale” and “Liabilities held for sale” which is included in “Prepaid expenses and other current assets” and “Accrued liabilities”, respectively on the Consolidated Balance Sheets as of December 31, 2024.